DECS TRUST III





Annual Report
December 31, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST III

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust III represents the right to receive an annual distribution of $2.0125, and will be exchanged on February 15, 2001 (the "Exchange Date") for between 0.8288 and 1.0 share of the Class B Common Stock, par value $0.01 per share (the "Class B Stock"), of Herbalife International, Inc. (the "Company"), or an equivalent value in cash or Class B Stock and cash. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Class B Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Class B Stock above a threshold appreciation price. The DECS are not subject to early redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 2001, and one or more forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.503125 per DECS, payable quarterly on each February 15, May 15, August 15 and November 15, through the Exchange Date, and, on the Exchange Date, a number of shares of Class B Stock per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of all or part thereof or a combination of Class B Stock and cash) at the Exchange Rate (determined as described below). If the Exchange Price (as defined below) on the Exchange Date is greater than $27.75 per share, the Exchange Rate is equal to
0.8288 of a share of Class B Stock per DECS; if the Exchange Price is less than or equal to $27.75 per share but is greater than $23.00 per share, the Exchange Rate is equal to a number (or fractional number) of shares of Class B Stock per DECS having a value (determined at the Exchange Price) equal to $23.00; and if the Exchange Price is less than or equal to $23.00 per share, the Exchange Rate is equal to one share of Class B Stock per DECS. The Exchange Rate is subject in each case to adjustment in certain events. The "Exchange Price" means the average of the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Class B Stock as reported by The Nasdaq Stock Market for the 20 trading days immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Class B Stock, each of the Sellers may elect to pay cash on the Exchange Date in an amount equal to the Exchange Price times the number of shares of the Class B Stock otherwise deliverable by such Seller, determined under the above formula. If some or all of the Sellers elect this option, holders of DECS will receive cash, or cash and shares of Class B Stock, on the Exchange Date. If shares of Class B Stock are distributed on the Exchange Date, holders will receive cash in lieu of any fractional share of Class B Stock to which their aggregate holdings of DECS otherwise would entitle them.

DECS TRUST III

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                          Page
                                                                          ----

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS FOR THE YEAR ENDED
   DECEMBER 31, 1998:

   Statement of Net Assets                                                  2

   Schedule of Investments                                                  3

   Statement of Operations                                                  4

   Statement of Changes in Net Assets                                       5

   Notes to Financial Statements                                           6-8

   Financial Highlights                                                     9

DELOITTE &
  TOUCHE
----------          ------------------------------------------------------------
                    Deloitte & Touche LLP              Telephone: (212) 436-2000
                    Two World Financial Center         Facsimile: (212) 436-5000
                    New York, New York 10281-1414


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
DECS Trust III:

We have audited the accompanying statement of net assets, including the schedule of investments, of DECS Trust III as of December 31, 1998, the related statements of operations, changes in net assets, and the financial highlights for the period March 31, 1998 (commencement of operations) to December 31, 1998. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DECS Trust III as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period March 31, 1998 to December 31, 1998 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

July 8, 1999




---------------
Deloitte Touche
Tohmatsu
---------------

DECS TRUST III

STATEMENT OF NET ASSETS
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------


ASSETS:
  Investments, at value (amortized cost $106,257,645) (Notes 2, 4 and 8)        $  62,534,545
  Cash                                                                                  1,096
                                                                                -------------

           Total assets                                                         $  62,535,641
                                                                                =============

NET ASSETS                                                                      $  62,535,641
                                                                                =============



COMPOSITION OF NET ASSETS:
  DECS, no par value; 5,000,000 shares issued and outstanding (Note 9)          $ 105,402,192
  Unrealized depreciation of investments                                          (43,723,100)
  Undistributed net investment income                                                 856,549
                                                                                -------------

           Net assets                                                           $  62,535,641
                                                                                =============

NET ASSET VALUE PER DECS                                                        $       12.51
                                                                                =============


See notes to financial statements.

DECS TRUST III

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------

                                              Par            Maturity          Market            Amortized
Securities Description                       Value             Date            Value                Cost
----------------------                       -----             ----            -----                ----

UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips         $  2,516,000         02/15/99      $  2,502,539        $  2,498,827
  United States Treasury Strips            2,516,000         05/15/99         2,474,461           2,465,742
  United States Treasury Strips            2,516,000         08/15/99         2,446,986           2,431,968
  United States Treasury Strips            2,516,000         11/15/99         2,419,688           2,399,185
  United States Treasury Strips            2,516,000         02/15/00         2,391,961           2,366,316
  United States Treasury Strips            2,516,000         05/15/00         2,364,411           2,334,785
  United States Treasury Strips            2,516,000         08/15/00         2,337,918           2,302,762
  United States Treasury Strips            2,516,000         11/15/00         2,311,927           2,272,306
  United States Treasury Strips            2,516,000         02/15/01         2,284,654           2,241,197
                                        ------------                       ------------        ------------

                                        $ 22,644,000                         21,534,545          21,313,088
                                        ============

FORWARD PURCHASE
  CONTRACTS:
  Herbalife International, Inc.
    Class B Common Stock
      Forward purchase agreements                            02/15/01        41,000,000          84,944,557
                                                                           ------------        ------------

           Total                                                           $ 62,534,545        $106,257,645
                                                                           ============        ============


See notes to financial statements.

DECS TRUST III

STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------


INTEREST INCOME:                                                                $     997,734

EXPENSES:
  Administrative fees and expenses                         $  30,142
  Legal fees                                                  11,795
  Accounting fees                                             12,581
  Printing and mailing expense                                11,795
  Trustees' fees (Note 5)                                      9,436
  Other expenses                                               1,966
                                                           ---------

           Total fees and expenses                            77,715

EXPENSE REIMBURSEMENT (Note 7)                               (77,715)
                                                           ---------

TOTAL EXPENSES - Net                                                                     -
                                                                                -------------
                                                                                         -

NET INVESTMENT INCOME                                                                 997,734

UNREALIZED DEPRECIATION OF INVESTMENTS                                            (43,723,100)
                                                                                -------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                               $ (42,725,366)
                                                                                =============


See notes to financial statements.

DECS TRUST III

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1998
-------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                 $     997,734
  Unrealized depreciation of investments                                  (43,723,100)
                                                                        -------------

        Net decrease in net assets from operations                        (42,725,366)
                                                                        -------------

DISTRIBUTIONS:
  Net investment income                                                      (141,185)
  Return of capital                                                        (6,147,819)
                                                                        -------------

        Net decrease in net assets from distributions                      (6,289,004)
                                                                        -------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 4,999,996 DECS                          114,999,908
    Less selling commissions                                               (3,449,997)
                                                                        -------------

        Net increase in net assets from capital share transactions        111,549,911
                                                                        -------------

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                62,535,541

NET ASSETS, BEGINNING OF PERIOD                                                   100
                                                                        -------------

NET ASSETS, END OF PERIOD                                               $  62,535,641
                                                                        =============

See notes to financial statements.

DECS TRUST III

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     DECS Trust III ("Trust") was established on January 22, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1998, the Trust sold DECS (each a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for shares of Class B Common Stock of Herbalife International, Inc. ("Company"), from certain stockholders of the Company (the "Sellers"). The stock, or its cash equivalent, is deliverable pursuant to the contracts on February 15, 2001 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.0125 per annum or $.503125 per quarter (except for the first distribution on May 15, 1998 which was $.25155).

4.   PURCHASES AND SALES OF INVESTMENTS

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1998 totaled $26,605,354 and $6,290,000, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contracts during the period totaled $84,944,557.

5.   TRUSTEES' FEES

     Each of the three Trustees was paid a one-time, upfront fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed on a straight-line basis over the life of the Trust. As of December 31, 1998, the Trust had expensed $9,436 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $43,723,100, consisting of gross unrealized appreciation and depreciation of investments of $221,457 and $43,944,557, respectively. The amortized cost of investment securities for Federal income tax purposes was $106,257,645 at December 31, 1998.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations is $443,300. Of this amount, $146,800 represents offering expenses ($136,000) and organizational expenses ($10,800) incurred by the Trust. All of these expenses are being paid directly by the Sponsor of the Trust. The remaining amount of $296,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Sellers.

     Cash received by the Administrator from the Sponsor of the Trust of $296,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $93,089 has been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACTS

     On March 31, 1998, the Trust entered into forward purchase contracts with the "Sellers and paid to the Sellers $84,944,557 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of Common Stock of the Company on February 15, 2001 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between .8288 and 1.00 shares. See the Trust's original prospectus dated March 25, 1998 for the formula upon which such exchange will be determined.

     The forward purchase contracts held by the Trust at December 31, 1998 are as follows:

                                         Exchange        Cost of            Contract          Unrealized
                                           Date         Contracts            Value           Depreciation
                                           ----         ---------            -----           ------------

Herbalife International, Inc.
  Class B Common Stock
  Forward Purchase Agreement             02/15/01      $84,944,557        $41,000,000        $43,944,557
                                                       -----------        -----------        -----------

                                                       $84,944,557        $41,000,000        $43,944,557
                                                       ===========        ===========        ===========


     The  Sellers'   obligations  under  the  forward  purchase   contracts  are
     collateralized by the Class B Common Stock of the Company which is being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1998, the Custodian held 5,750,000 shares with an aggregate value of $65,765,625.

9.   CAPITAL SHARE TRANSACTIONS

     On March 3, 1998, one DECS was sold to the underwriter of the DECS for $100. As a result of a stock split effected immediately prior to the public offering of the DECS, this DECS was converted into four DECS. During the offering period, the Trust sold 4,999,996 DECS to the public and received net proceeds of $111,549,911 ($114,999,908 less sales commissions of $3,449,997). As of December 31, 1998, there were 5,000,000 DECS issued and outstanding with an aggregate cost, net of return of capital and sales commissions, of $105,402,192.

                                     ******

DECS TRUST III

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performances data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

                                                                            March 31,
                                                                              1998
                                                                         (Commencement
                                                                       of Operations) to
                                                                          December 31,
                                                                              1998
                                                                              ----
PER SHARE OPERATING PERFORMANCE FOR A DECS
  OUTSTANDING THROUGHOUT THE PERIOD:
  Investment income                                                       $    0.20
  Expenses - before reimbursement                                              0.00 *
  Expenses - after reimbursement                                               0.00
                                                                          ---------

  Investment income - net                                                      0.20
  Adjustments to capital (sales commissions)                                  (0.69)
  Distribution from income                                                    (0.03)
  Return of capital                                                           (1.23)
  Unrealized loss on investments                                              (8.74)
                                                                          ---------

  Net decrease in net asset value                                            (10.49)
  Beginning net asset value                                                   23.00
                                                                          ---------

  Ending net asset value                                                  $   12.51
                                                                          =========

  Ending market value                                                     $   12.50
                                                                          =========

           Total investment return based on market value                     (40.34)%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                                   0.11
    After reimbursement (1)                                                    0.00
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                                   1.29
    After reimbursement (1)                                                    1.40
  Net assets, end of period (in thousands)                                $  62,536

----------
(1) Annualized
* Amount is less than $.01 per share.